Accounts Receivable and Contract Assets - Schedule of Movement of Provision for Accounts Receivable and Contract Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Beginning balance	¥ 188,725	¥ 145,699	¥ 50,544
Impact of adoption of ASC 326	0	142,077	0
Provision for accounts receivable and contract assets	139,226	124,661	261,882
Current period write-off	(77,255)	(223,712)	(166,727)
Ending balance	¥ 250,696	¥ 188,725	¥ 145,699